CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Ordinary shares [Member]	Additional Paid-in Capital [Member]	Treasury Stock, Common [Member]	(Accumulated deficits) retained earnings [Member]	Accumulated other comprehensive income [Member]	AirNet Technology Inc.'s shareholders' equity [Member]	Non-controlling interests [Member]	Total
Foreign currency translation adjustment								$ 377
Net income (loss)								(17,787)
Ending Balance at Dec. 31, 2021	$ 181	$ 298,685	$ (1,148)	$ (304,904)	$ 31,685	$ 24,499	$ (33,433)	(8,934)
Ending Balance, shares at Dec. 31, 2021	4,474,836
Share repurchase for cancellation of equipment purchase, (in shares)	4,448,851
Shares issued for purchase of equipment	$ 178	34,001				34,179		34,179
Share-based compensation		60				60		60
Foreign currency translation adjustment					359	359		359
Net income (loss)				(13,335)		(13,335)	1,024	(12,311)
Ending Balance at Dec. 31, 2022	$ 359	332,746	(1,148)	(318,239)	32,044	45,762	(32,409)	13,353
Ending Balance, shares at Dec. 31, 2022	8,923,687
Share repurchase for cancellation of equipment purchase	$ (178)	(34,001)				(34,179)		$ (34,179)
Share repurchase for cancellation of equipment purchase, (in shares)	(4,448,851)							(1,306,486)
Share-based compensation	$ 0	5	0	0	0	5	0	$ 5
Foreign currency translation adjustment	0	0	0	0	835	835	(907)	(72)
Net income (loss)				(574)		(574)	380	(194)
Ending Balance at Dec. 31, 2023	$ 181	$ 298,750	$ (1,148)	$ (318,813)	$ 32,879	$ 11,849	$ (32,936)	$ (21,087)
Ending Balance, shares at Dec. 31, 2023	4,474,836